Derivative financial instruments - Hedging instruments which are carried on the Group balance sheet (Cash flow hedges and hedges of net investments in foreign operations) (Details)
£ / shares in Millions, £ in Millions
	12 Months Ended
	Dec. 31, 2021 GBP (£) £ / shares	Dec. 31, 2020 GBP (£) £ / shares
Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	25,598
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	114,313	74,437
Change in fair value used as a basis to determine ineffectiveness	£ (2,640)	£ 1,541
Cash flow hedges | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	8,397	18,195
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	102,629	65,042
Change in fair value used as a basis to determine ineffectiveness	£ (2,812)	£ 1,151
Cash flow hedges | Interest rate risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	8,397	18,195
Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	7,592	6,596
Change in fair value used as a basis to determine ineffectiveness	£ 446	£ 348
Cash flow hedges | Foreign exchange risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	0	0
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	4,092	2,799
Change in fair value used as a basis to determine ineffectiveness	£ (274)	£ 42
Cash flow hedges | Inflation risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	0	0
Derivatives designated as hedges of net investments | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	13,635	9,451
Change in fair value used as a basis to determine ineffectiveness	£ (239)	£ 265
Derivatives designated as hedges of net investments | Foreign exchange risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	0	0
Derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	£ 798	£ 386
Hedging instrument, liabilities	(3)	0
Derivatives | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	0	33
Hedging instrument, liabilities	0	0
Derivatives | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	798	351
Hedging instrument, liabilities	0	0
Derivatives | Cash flow hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	0	2
Hedging instrument, liabilities	(3)	0
Derivatives | Derivatives designated as hedges of net investments | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	37	25
Hedging instrument, liabilities	(4)	0
Loan liabilities | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Derivatives designated as hedges of net investments | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ (11,212)	£ (8,660)